TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense as reported in the consolidated statements of comprehensive income	$ 2,679	$ 1,870	$ (2,544)
Statutory tax rates	23.00%	23.00%	23.00%	25.00%
Theoretical tax expense (benefit) calculated	$ 616	$ 430	$ (585)
Losses and other items for which a valuation allowance was provided	419	(38)	271
Change in effective on corporate tax rate
Realization of carryforward tax losses for which valuation allowance was provided	(692)	(250)
Tax benefit arising from "Preferred enterprises"	(303)	(109)	189
Foreign tax rate differential in subsidiaries	(3)	22	22
Non-deductible items and others	34	22	166
Total	(545)	(353)	648
Income tax expense	$ 71	$ 77	$ 63